Maturity of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [text block] [Abstract]
Schedule of classification of assets and liabilities in the order of liquidity
	2019
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Cash and due from banks	2,392,166	—	—	—	2,392,166	—	—	—	—	2,392,166
Transactions in the course of collection	—	331,420	—	—	331,420	—	—	—	—	331,420
Financial Assets held-for-trading	—	1,872,355	—	—	1,872,355	—	—	—	—	1,872,355
Investments under resale agreements	—	102,057	29,393	10,879	142,329	—	—	—	—	142,329
Derivative instruments	—	158,873	314,446	621,036	1,094,355	543,469	411,470	736,921	1,691,860	2,786,215
Loans and advances to banks (*)	—	876,119	97,585	166,487	1,140,191	—	—	—	—	1,140,191
Loans to customers at amortized cost (*)	—	4,175,064	2,340,320	5,685,646	12,201,030	5,624,031	3,198,639	9,009,572	17,832,242	30,033,272
Financial Assets at Fair Value through Other Comprehensive Income	—	23,786	225,772	779,872	1,029,430	106,930	30,080	199,903	336,913	1,366,343
Financial assets held-to-maturity	—	—	—	—	—	—	—	—	—	—
Total financial assets	2,392,166	7,539,674	3,007,516	7,263,920	20,203,276	6,274,430	3,640,189	9,946,396	19,861,015	40,064,291
		2020
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Cash and due from banks	2,560,216	—	—	—	2,560,216	—	—	—	—	2,560,216
Transactions in the course of collection	—	163,252	—	—	163,252	—	—	—	—	163,252
Financial Assets held-for-trading	—	4,666,156	—	—	4,666,156	—	—	—	—	4,666,156
Investments under resale agreements	—	39,095	20,591	16,721	76,407	—	—	—	—	76,407
Derivative instruments	—	131,978	211,871	423,431	767,280	593,691	405,153	851,880	1,850,724	2,618,004
Loans and advances to banks (*)	—	2,743,134	71,401	125,121	2,939,656	—	—	—	—	2,939,656
Loans to customers at amortized cost (*)	—	3,135,874	2,173,685	5,791,178	11,100,737	6,876,058	3,711,756	9,249,139	19,836,953	30,937,690
Financial Assets at Fair Value through Other Comprehensive Income	—	78,180	140,367	487,075	705,622	162,683	16,856	182,992	362,531	1,068,153
Financial assets held-to-maturity	—	—	—	—	—	—	—	—	—	—
Total financial assets	2,560,216	10,957,669	2,617,915	6,843,526	22,979,326	7,632,432	4,133,765	10,284,011	22,050,208	45,029,534
	2019
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Current accounts and other demand deposits	11,326,133	—	—	—	11,326,133	—	—	—	—	11,326,133
Transactions in the course of payment	—	98,869	—	—	98,869	—	—	—	—	98,869
Obligations under repurchase agreements	—	298,711	8,583	1,440	308,734	—	—	—	—	308,734
Savings accounts and time deposits (**)	—	6,130,583	1,979,110	2,224,778	10,334,471	281,384	492	421	282,297	10,616,768
Derivative instruments	—	156,291	237,743	616,472	1,010,506	608,516	469,861	729,538	1,807,915	2,818,421
Borrowings from financial institutions	—	69,711	349,478	1,049,781	1,468,970	94,307	—	—	94,307	1,563,277
Debt issued:
Mortgage bonds	—	1,102	1,212	2,622	4,936	3,868	1,579	515	5,962	10,898
Bonds	—	423,966	211,648	413,485	1,049,099	1,460,318	1,746,745	3,656,459	6,863,522	7,912,621
Subordinate bonds	—	3,041	2,460	115,933	121,434	38,525	18,251	711,685	768,461	889,895
Other financial obligations	—	140,449	1,436	6,490	148,375	6,383	1,471	—	7,854	156,229
Lease liabilities	—	2,353	4,776	20,841	27,970	51,571	28,463	38,009	118,043	146,013
Total financial liabilities	11,326,133	7,325,076	2,796,446	4,451,842	25,899,497	2,544,872	2,266,862	5,136,627	9,948,361	35,847,858
	2020
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Current accounts and other demand deposits	15,167,229	—	—	—	15,167,229	—	—	—	—	15,167,229
Transactions in the course of payment	—	882,944	—	—	882,944	—	—	—	—	882,944
Obligations under repurchase agreements	—	288,874	43	—	288,917	—	—	—	—	288,917
Savings accounts and time deposits (**)	—	5,909,865	1,945,177	642,125	8,497,167	58,441	1,232	151	59,824	8,556,991
Derivative instruments	—	185,093	243,096	442,551	870,740	666,493	427,190	877,230	1,970,913	2,841,653
Borrowings from financial institutions	—	76,018	141,809	341,188	559,015	1,020,138	2,090,600	—	3,110,738	3,669,753
Debt issued:
Mortgage bonds	—	806	793	1,714	3,313	2,321	838	314	3,473	6,786
Bonds	—	220,455	113,448	891,973	1,225,876	1,704,497	1,586,221	3,183,808	6,474,526	7,700,402
Subordinate bonds	—	3,547	1,221	113,397	118,165	29,354	16,688	722,200	768,242	886,407
Other financial obligations	—	191,303	40	163	191,506	189	18	—	207	191,713
Lease liabilities	—	2,271	4,621	20,025	26,917	39,697	19,424	28,979	88,100	115,017
Total financial liabilities	15,167,229	7,761,176	2,450,248	2,453,136	27,831,789	3,521,130	4,142,211	4,812,682	12,476,023	40,307,812
(*)

The respective provisions, which amount to Ch$649,233 million and Ch$836,107 million in 2019 and 2020, respectively, for loans to customers and Ch$110 million and Ch$458 million for loans and advances to banks, have not been deducted from these balances.

(**)	Excludes term saving accounts, which amount to Ch$342,550 million (Ch$239,850 million in December 2019).